DEAR SHAREHOLDERS:

We are pleased to provide this report for Charter Money Market Fund (the "Fund") covering the six months ended June 30, 2000.

MARKET REVIEW

The Federal Reserve ("Fed") began the year on a strong note by raising the federal funds rate to 5.75% at the February meeting, and again to 6% at the March meeting. Consequently, at the beginning of the quarter, there had been five rate increases totaling 125 basis points since policy tightening began in May of 1999. Market expectation built in further rate increases by the Fed, which materialized in a further 50 basis point increase to 6.50% at the May 16 meeting and left the market feeling that more rate hikes were likely. However, by the end of June, evidence had built to indicate a more moderate economic tone and interest rates were left unchanged at the June 28 meeting. Economic indicators seem to be signaling we are close to the end of the tightening cycle, but market consensus is calling for another tightening at the August Federal Open Market Committee ("FOMC") meeting.

FUND ACTIVITY AND PERFORMANCE

On June 30, 2000, the portfolio composition was as follows: top-tier domestic commercial paper, 54%; top-tier foreign commercial paper, 3%; and U.S. Government and Agencies, 43%. The Fund is well diversified.

The Fund's total returns for the Institutional and Retail Classes for the six months ended June 30, 2000 were 2.87% and 2.62%, respectively. The Premier Class, which commenced operations 01/26/00, returned 2.40%. By comparison, the Lipper Money Market Instrument Fund Average and three-month Treasury bills, as reported by Lehman Brothers (which does not include investment expenses), returned 2.66% and 2.79%, respectively, for the six months ended June 30, 2000. As of June 30, 2000, the


                                                                               _
                                                                               1

Fund's annualized 7-day yields for the Institutional, Premier and Retail Classes were 6.21%, 5.94% and 5.67%, respectively. The Fund's weighted average portfolio maturity was 51 days.

OUTLOOK

Federal Reserve Chairman Alan Greenspan has cautioned that we could be close to the end of this tightening cycle. Market sentiment is building for another tightening at the next FOMC meeting on August 22. While market participants are still on the fence, the FOMC has two full sets of economic indicators to aid them in their decision. Mr. Greenspan has stated on numerous occasions that new technology has sharply improved productivity, but his Humphrey Hawkins speech to Congress in late July should shed more light on his expectations for this current interest rate cycle.

The Fund succeeded in lengthening its average life versus the Index. To achieve this goal, exposure was decreased in floating rate asset classes in the short-end, and additional exposure was selectively added to longer Agency and Corporate securities. This portfolio structure will contribute to performance in the year ahead, and complement what we expect will be a more stable interest rate environment. We will continue to focus on the developing trends in the U.S. economy as keys to further Fed action and adjust our strategy accordingly.


Sincerely,


/s/ Richard H. Forde

Richard H. Forde
CHAIRMAN OF THE BOARD AND PRESIDENT
CHARTER MONEY MARKET FUND


_
2



CHARTER MONEY MARKET FUND

INVESTMENTS IN SECURITIES
JUNE 30, 2000 (UNAUDITED)


                                             PRINCIPAL   VALUE
                                              (000)      (000)
-----------------------------------------------------------------
COMMERCIAL PAPER - 57.2%
DOMESTIC - 54.1%
Bank of America NT & SA,
    7.12%, 6/15/01                            $ 5,000     $5,000
Barclays U.S. Funding Corp.,
    6.76%, 7/6/00                               7,655      7,651
Bayer Corp., 6.60%, 7/10/00                     8,000      7,990
BellSouth Telecommunications, Inc.,
    6.60%, 7/12/00                                594        593
Bristol - Myers Squibb Co.,
    6.75%, 7/7/00                               8,710      8,704
Campbell Soup Co., 6.75%, 7/6/00                6,000      5,997
Dupont (E.I) de Nemours & Co.,
    6.75%, 4/19/01                              4,500      4,498
Edison International, 6.65%, 7/10/00            2,054      2,051
Ford Credit Auto Owner Trust,
    6.822%, 3/15/01                             4,500      4,500
Ford Motor Credit Co.,
    6.74%, 8/18/00*                             6,250      6,249
General Electric Capital Corp.,
    6.58%, 7/5/00                               7,670      7,667
    6.55%, 7/10/00                                135        135
General Motors Acceptance Corp.,
    6.34%, 7/27/01*                             4,500      4,499
Gillette Co., 6.95%, 7/5/00                     7,753      7,750
Great Lakes Chemical Corp., 6.95%, 7/5/00       4,000      3,998
Hubbell, Inc., 6.95%, 7/3/00                    8,207      8,207
Merck & Co., 6.85%, 7/7/00                      8,190      8,184
Morgan (J.P.) & Co., Inc.,
    6.64%, 3/16/01*                             9,500      9,500
Nike, Inc., 6.72%, 7/17/00                      1,000        997
Sara Lee Corp., 6.80%, 7/6/00                   6,000      5,997

The Notes to Financial Statements are an integral part of these statements.


                                                                               _

CHARTER MONEY MARKET FUND

INVESTMENTS IN SECURITIES CONTINUED
JUNE 30, 2000 (UNAUDITED)


                                              PRINCIPAL    VALUE
                                                (000)      (000)
------------------------------------------------------------------
SBC Communications, Inc., 6.60%, 7/17/00     $  8,854   $  8,831
Teco Finance, Inc., 6.65%, 7/11/00              8,000      7,988
Vermont American Corp.,
   6.77%, 7/7/00                                4,281      4,278
                                                        ---------
                                                         131,264
                                                        ---------
FOREIGN - 3.1%
National Australia Funding, Inc.,
   6.78%, 7/5/00                                7,500      7,497
                                                       -----------
TOTAL COMMERCIAL PAPER                                   138,761
                                                       -----------

U.S. GOVERNMENT & AGENCIES - 42.4%
Federal Home Loan Banks,
   6.13%, 10/4/00*                              8,400       8,399
   5.365%, 12/7/00                              7,960       7,928
   6.60%, 1/26/01                               6,500       6,500
   6.75%, 3/1/01                                5,000       4,999
Federal National Mortgage Association,
   6.47%, 2/16/01                               5,750       5,749
   6.57%, 4/26/01                               4,500       4,491
   6.53%, 5/17/01*                              4,500       4,500
Student Loan Marketing Association,
   6.444%, 9/29/00*                            10,000      10,001
   6.552%, 10/4/00*                            20,000      20,008
   6.294%, 2/1/01*                              6,500       6,503
   6.284%, 2/21/01*                            14,500      14,497
   6.284%, 3/5/01*                              9,500       9,497
                                                       -----------
TOTAL U.S. GOVERNMENT & AGENCIES                          103,072
                                                       -----------

TOTAL INVESTMENTS IN SECURITIES - 99.6%
   (Total Cost - $241,833)                                241,833
Cash and Other Assets Less Liabilities - 0.4%               1,041
                                                       -----------
NET ASSETS - 100.0%                                     $  242,874
                                                       ===========

*Variable rate securities.  Rate is as of June 30, 2000.


The Notes to Financial Statements are an integral part of these statements.


_
4

 ----------------------------------------------------------------------
 CHARTER MONEY MARKET FUND
 TEN LARGEST POSITIONS (UNAUDITED)


                                                   (000)
 Student Loan Marketing Assoc.                  $ 60,506        24.9%
 Federal Home Loan Banks                          27,826        11.5%
 Federal National Mortgage Assoc.                 14,740         6.1%
 Ford Motor Credit                                10,749         4.4%
 Morgan (J.P.) & Co., Inc.                         9,500         3.9%
 SBC Communications, Inc.                          8,831         3.6%
 Bristol-Myers Squibb Co.                          8,704         3.6%
 Hubbell, Inc.                                     8,207         3.4%
 Merck & Co.                                       8,184         3.4%
 Bayer Corp.                                       7,990         3.3%
 ----------------------------------------------------------------------



The Notes to Financial Statements are an integral part of these statements.


                                                                               _
                                                                               5

CHARTER MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)


                                                                (IN THOUSANDS)
--------------------------------------------------------------------------------
ASSETS:
Investments in securities at value (Cost - $241,833)             $  241,833
Cash                                                                  1,156
Interest receivable                                                   1,483
Investment for trustees' deferred compensation plan                      15
Other                                                                     1
                                                           -----------------
Total assets                                                        244,488
                                                           -----------------
LIABILITIES:
Dividends payable                                                     1,268
12b-1 and sub-accounting fees payable to Distributor                    156
Accrued advisory fees payable                                            88
Administrative services payable                                          44
Custodian fees payable                                                   26
Payable for trustees' deferred compensation plan                         15
Registration fees payable                                                 2
Other accrued expenses                                                   15
                                                           -----------------
Total liabilities                                                     1,614
                                                           -----------------
NET ASSETS                                                       $  242,874
                                                           =================
SHARES OUTSTANDING
Institutional Class ($1.00 net asset value per share)                94,800
                                                           =================
Premier Class ($1.00 net asset value per share)                         102
                                                           =================
Retail Class ($1.00 net asset value per share)                      147,972
                                                           =================

COMPONENTS OF NET ASSETS:
Paid in capital                                                  $  242,874
                                                           -----------------
NET ASSETS                                                       $  242,874
                                                           =================



The Notes to Financial Statements are an integral part of these statements.

_
6



CHARTER MONEY MARKET FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)


                                                                 (IN THOUSANDS)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest                                                     $   8,724
EXPENSES:
     Investment advisory fees                                           499
     12b-1 fees                                                         169
     Sub-accounting fees                                                169
     Custodian fees and expenses                                         62
     Administrative services                                             48
     Registration fees                                                   20
     Shareholder reports                                                  8
     Auditing and legal fees                                              7
     Trustees' fees                                                       2
     Other                                                               19
                                                            ----------------
Total expenses                                                        1,003
     Less expenses waived by adviser or distributor                     (31)
                                                            ----------------
     Net expenses                                                       972
                                                            ----------------
NET INVESTMENT INCOME                                                 7,752
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain from securities transactions                       -
                                                            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    -
                                                            ----------------
NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                              $   7,752
                                                            ================



The Notes to Financial Statements are an integral part of these statements.

                                                                               _
                                                                               7

CHARTER MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)


                                                                 SIX MONTHS
                                                                    ENDED          YEAR ENDED
                                                                    2000           DECEMBER 31,
(IN THOUSANDS)                                                  (UNAUDITED)           1999
-------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                               $   7,752          $   8,843
Net realized gain from securities transactions                              -                  1
                                                           -------------------   ----------------
Net increase in net assets from operations                              7,752              8,844
                                                           -------------------   ----------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME:
     Institutional Class                                               (4,221)            (8,124)
     Premier Class                                                         (2)                 -
     Retail Class                                                      (3,529)              (719)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS:
     Institutional Class                                                    -                 (1)
     Premier Class                                                          -                  -
     Retail Class                                                           -                  -
                                                           -------------------   ----------------
Total distributions to shareholders                                    (7,752)            (8,844)
                                                           -------------------   ----------------
CAPITAL SHARE TRANSACTIONS:
Institutional Class
Net proceeds from sales of shares                                     863,876          1,787,204
Net asset value of shares issued to shareholders
     in reinvestment of dividends and distributions                     4,337              8,356
                                                           -------------------   ----------------
                                                                      868,213          1,795,560
Cost of shares redeemed                                              (951,647)        (1,846,945)
                                                           -------------------   ----------------
                                                                      (83,434)           (51,385)
                                                           -------------------   ----------------
Premier Class
Net proceeds from sales of shares                                         100                  -
Net asset value of shares issued to shareholders
     in reinvestment of dividends and distributions                         2                  -
                                                           -------------------   ----------------
                                                                          102                  -
Cost of shares redeemed                                                     -                  -
                                                           -------------------   ----------------
                                                                          102                  -
                                                           -------------------   ----------------
Retail Class
Net proceeds from sales of shares                                      62,056            139,191
Net asset value of shares issued to shareholders
     in reinvestment of dividends and distributions                     3,229                300
                                                           -------------------   ----------------
                                                                       65,285            139,491
Cost of shares redeemed                                               (40,968)           (15,836)
                                                           -------------------   ----------------
                                                                       24,317            123,655
                                                           -------------------   ----------------
Net increase from Fund share transactions                             (59,015)            72,270
                                                           -------------------   ----------------
NET INCREASE IN NET ASSETS                                            (59,015)            72,270
NET ASSETS:
Beginning of period                                                   301,889            229,619
                                                           -------------------   ----------------
End of period                                                       $ 242,874          $ 301,889
                                                           ===================   ================


The Notes to Financial Statements are an integral part of these statements.


_
8



CHARTER MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS
CONTINUED
FOR THE SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)




                                                                SIX MONTHS
                                                                 ENDED              YEAR ENDED
                                                                 2000              DECEMBER 31,
                                                               (UNAUDITED)             1999
-----------------------------------------------------------------------------------------------------
TRANSACTIONS IN CAPITAL STOCK
INSTITUTIONAL CLASS
Shares sold                                                         863,876             1,787,204
Shares issued in reinvestment of dividends and
     distributions                                                    4,337                 8,356
                                                            ----------------     -----------------
                                                                    868,213             1,795,560
Shares redeemed                                                    (951,647)           (1,846,945)
                                                            ----------------     -----------------
Net increase in shares outstanding                                  (83,434)              (51,385)
                                                            ================     =================
PREMIER CLASS
Shares sold                                                            100
Shares issued in reinvestment of dividends and
     distributions                                                       2
                                                            ----------------     -----------------
                                                                       102
Shares redeemed                                                          -
                                                            ----------------     -----------------
Net increase in shares outstanding                                      102
                                                            ================     =================
RETAIL CLASS
Shares sold                                                          62,056               139,191
Shares issued in reinvestment of dividends and
     distributions                                                    3,229                   300
                                                            ----------------     -----------------
                                                                     65,285               139,491
Shares redeemed                                                     (40,968)              (15,836)
                                                            ----------------     -----------------
Net increase in shares outstanding                                   24,317               123,655
                                                            ================     =================


The Notes to Financial Statements are an integral part of these statements.

                                                                               _
                                                                               9

CHARTER MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES. Charter Money Market Fund (the "Fund") is a separate series of CIGNA Funds Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of $1.00 per share net asset value. The Fund invests exclusively in short-term money market instruments. The Trust offers three classes of shares: Institutional Class, Premier Class and Retail Class. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including any applicable sub-accounting or 12b-1 distribution fee). Shares of each class would receive their pro rata share of net assets of the Fund if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares. Institutional Class Shares have a separate transfer agent charge and no distribution fee or sub-accounting fee. The Premier Class Shares have a sub-accounting fee. The Retail Class Shares have a 12b-1 fee and a sub-accounting fee.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATION - The Fund's investments are valued at amortized cost, which the Board of Trustees has determined constitutes fair value and which at June 30, 2000 approximates cost for federal income tax purposes.

__
10



B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis. Securities gains and losses are recognized on the specific cost identification basis.

C. FEDERAL TAXES - For Federal income tax purposes, the Fund is taxed as a separate entity. Its policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income or excise taxes on realized income or net capital gains have been accrued.

D. DIVIDENDS - Dividends from net investment income and net realized gains are declared and reinvested daily. Dividends and distributions are recorded by the Fund on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. To the extent that such differences are permanent, a reclassification to paid in capital may be required.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Investment advisory fees are paid or accrued to TimesSquare Capital Management, Inc. ("TimesSquare") certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.35% applied to the average daily net assets of the Fund. TimesSquare has voluntarily agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee but excluding interest, taxes, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed 0.45% of average daily

                                                                              __
                                                                              11

CHARTER MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) CONTINUED


net assets for the Institutional Class, 0.70% of average daily net assets for the Premier Class, and 0.95% for the Retail Class (1.00% prior to January 1,
2000), until April 30, 2001 and thereafter to the extent described in the Fund's then current prospectus. TimesSquare retains the ability to be repaid by the Fund if the Fund's expenses fall below the specified limit prior to the end of the fiscal year or within three years after TimesSquare waives management fees or reimburses Fund operating expenses.

For administrative services, the Fund reimburses TimesSquare Capital Management, Inc. for a portion of the compensation and related expenses of the Trust's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the period ended June 30, 2000, the Fund paid or accrued $58,505.

With respect to Retail Service Class shares, the Fund has adopted a 12b-1 plan which requires the payment of 0.25% annually of average daily net assets ($169,386 through 6/30/00) (0.35% prior to January 1, 2000) to CIGNA Financial Services, Inc. ("CFS"), the Fund's distributor. The fees received from the 12b-1 plan are used for services provided to the Retail Class and expenses primarily intended to result in the sale of such shares. Premier and Retail Class shares are also subject to a sub-accounting fee payable to CFS equal to 0.25% annually ($110 and $169,386, respectively, through 6/30/00) (prior to January 1, 2000, the Retail Class had a sub-accounting fee of 0.125% annually). The sub-accounting and 12b-1 fees will be waived as necessary to limit Premier and Retail Class expenses, as a percentage of average net assets, to the amounts described above until April 30, 2001 and thereafter to the extent described in the Fund's then current prospectus.

TimesSquare and CFS are indirect, wholly-owned subsidiaries of CIGNA
Corporation.

__
12



3. TRUSTEES' FEES. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer all or a portion of their fees which are invested in mutual fund shares in accordance with a deferred compensation plan.

4.  CAPITAL STOCK.   The Fund is a separate series of the Trust which offers an unlimited number of shares of beneficial interest, without par value. At June 30, 2000, affiliates of CIGNA Corporation owned 98% and 100%, respectively, of the Institutional and Premier Classes.


                                                                              __
                                                                              13

CHARTER MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
(CONTINUED)



5. FINANCIAL HIGHLIGHTS. The following selected per share data is computed on the basis of a share outstanding throughout the period:


                                                      RETAIL CLASS                PREMIER CLASS
------------------------------------------------------------------------------------------------
                                                   FROM             FROM              FROM
                                                   1/1/00          4/29/00(2)       1/26/00(2)
                                                     TO              TO               TO
(UNAUDITED)                                        6/30/00        12/31/99          6/30/00
------------------------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE:
  NET ASSET VALUE,
    BEGINNING OF PERIOD                         $  1.00        $    1.00          $  1.00

INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income                            0.03             0.03             0.03
  Net realized and unrealized gain on
    securities                                      -                -                -
                                               ----------      ----------        ----------
TOTAL FROM INVESTMENT OPERATIONS                   0.03             0.03             0.03
                                               ----------      ----------        ----------
LESS DISTRIBUTIONS:
  Dividends from net investment income            (0.03)           (0.03)           (0.03)
  Distributions from capital gains                    -                -                  -
                                               ----------      ----------        ----------
TOTAL DISTRIBUTIONS                               (0.03)           (0.03)           (0.03)
                                               ----------      ----------        ----------
NET ASSET VALUE, END OF PERIOD                  $  1.00         $   1.00          $  1.00
                                               ==========      ==========        ==========
TOTAL RETURN (1)                                   2.62% (3)        2.97% (3)        2.40% (3)
  RATIOS TO AVERAGE NET ASSETS
  Expenses                                         0.95% (4)        0.97% (4)        0.70% (4)
  Net investment income                            5.18% (4)        4.29% (4)        5.43% (4)
  Fees and expenses waived or borne by the
  Adviser or Distributor                           0.02% (4)        0.07% (4)        0.02% (4)
  Net assets, end of period (000 omitted)     $ 147,972       $  123,655           $  102

(1) Had the Adviser or Distributor not waived or reimbursed a portion of the expenses, total return would have been reduced.
(2)  Commencement of operations.
(3)  Not annualized.
(4)  Annualized.



__
14


[THIS TABLE APPEARS AS PART OF THE ABOVE TABLE RUNNING HORIZONTALLY ACROSS PP. 14-15]

                                   INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------


  6 MOS. ENDED
    06/30/2000        1999        1998        1997          1996            1995
-------------------------------------------------------------------------------------



$   1.00          $  1.00     $  1.00      $  1.00       $  1.00         $  1.00



    0.03             0.05        0.05         0.05          0.05            0.05

      -                -           -            -             -               -
-----------       ----------  ----------   ----------    ----------     ----------
    0.03             0.05        0.05         0.05          0.05            0.05
-----------       ----------  ----------   ----------    ----------     ----------

   (0.03)           (0.05)      (0.05)       (0.05)        (0.05)          (0.05)
      -                -           -            -             -               -
-----------       ----------  ----------   ----------    ----------     ----------
   (0.03)           (0.05)      (0.05)       (0.05)        (0.05)          (0.05)
-----------       ----------  ----------   ----------    ----------     ----------
$   1.00          $  1.00     $  1.00      $  1.00       $  1.00         $  1.00
===========      ==========  ==========   ==========    ==========      ==========
    2.87% (3)        4.87%       5.18%        5.27%         4.91%           5.33%

    0.45% (4)        0.45%       0.45%        0.44%         0.45%           0.80%
    5.69% (4)        4.76%       5.06%        5.14%         4.95%           5.38%

    0.02% (4)        0.07%       0.02%        0.07%         0.24%           0.41%
$ 94,800        $ 178,234   $ 229,619    $ 171,065     $ 120,505         $ 1,034




                                                                              __
                                                                              15

CHARTER MONEY MARKET FUND



Charter Money Market Fund is an open-end, diversified management investment company that invests in money market instruments. The investment adviser is TimesSquare Capital Management, Inc., 900 Cottage Grove Road, Hartford, Connecticut 06152. The Fund is distributed by CIGNA Financial Services, Inc., P.O. Box 150476, Hartford, CT 06115-0476 (telephone: 1.888.CIGNA.FS or 1.888.244.6237).

TRUSTEES

Hugh R. Beath
ADVISORY DIRECTOR, ADMEDIA CORPORATE ADVISORS, INC.

Richard H. Forde
SENIOR MANAGING DIRECTOR, TIMESSQUARE CAPITAL MANAGEMENT, INC.

Russell H. Jones
VICE PRESIDENT AND TREASURER, KAMAN CORPORATION

Thomas C. Jones
PRESIDENT, CIGNA RETIREMENT & INVESTMENT SERVICES AND
CHAIRMAN OF THE BOARD, TIMESSQUARE CAPITAL MANAGEMENT, INC.

Paul J. McDonald
SPECIAL ADVISOR TO THE BOARD OF DIRECTORS,
FRIENDLY ICE CREAM CORPORATION

OFFICERS

Richard H. Forde
CHAIRMAN OF THE BOARD AND PRESIDENT

Alfred A. Bingham III
VICE PRESIDENT AND TREASURER

Jeffrey S. Winer
VICE PRESIDENT AND SECRETARY


__
16

[CIGNA TREE LOGO GRAPHIC APPEARS HERE]
CIGNA FINANCIAL SERVICES, INC.

P.O. Box 150476 . Hartford, CT 06115-0476
www.cigna.com . Member NASD/SIPC


                                                                 545719




________________________________________________________________________________


                               CIGNA FUNDS GROUP

________________________________________________________________________________

              [A ONE DOLLAR BILL GRAPHIC APPEARS IN THE BACKGROUND OF THIS PAGE]

                                                               CHARTER FUNDS/SM/

                                                                         CHARTER

                                                                           MONEY

                                                                          MARKET

                                                                            FUND






                                                               Semiannual Report
                                                                   June 30, 2000




[CIGNA TREE LOGO GRAPHIC APPEARS HERE]
CIGNA Financial Services, Inc.